STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

May 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 51.8%
Automobiles & Components - .8%
Aptiv	340	[a]	36,122
Ford Motor	5,065		69,289
General Motors	565	[a]	21,854
Tesla	1,081	[a]	819,679
			946,944
Banks - 1.8%
Bank of America	8,644		321,557
Citigroup	1,720		91,865
Citizens Financial Group	1,035		42,828
Comerica	670		55,751
Fifth Third Bancorp	2,879		113,519
Huntington Bancshares	305		4,233
JPMorgan Chase & Co.	3,352		443,235
KeyCorp	45		898
M&T Bank	296		53,271
Regions Financial	2,395		52,906
The PNC Financial Services Group	679		119,103
Truist Financial	12,592		626,326
U.S. Bancorp	1,267		67,240
Wells Fargo & Co.	3,727		170,585
Zions Bancorp	925		52,762
			2,216,079
Capital Goods - 3.5%
3M	238		35,531
Allegion	635		70,898
Carrier Global	1,581		62,149
Caterpillar	643		138,792
Deere & Co.	2,276		814,307
Dover	465		62,268
Eaton	4,682		648,925
Emerson Electric	643		57,008
Fastenal	2,750		147,290
Fortive	566		34,962
General Dynamics	453		101,884
General Electric	808		63,258
Hexcel	815		46,822
Honeywell International	1,370		265,259
Illinois Tool Works	280		58,260
Ingersoll Rand	1,868		88,076

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 51.8% (continued)
Capital Goods - 3.5% (continued)
Johnson Controls International	831		45,298
Lockheed Martin	399		175,604
Northrop Grumman	307		143,667
Otis Worldwide	175		13,020
Parker-Hannifin	338		91,993
Raytheon Technologies	7,192		684,103
Stanley Black & Decker	360		42,728
The Boeing Company	705	[a]	92,637
The Toro Company	1,230		101,463
Trane Technologies	678		93,605
TransDigm Group	78	[a]	47,219
United Rentals	238	[a]	70,967
W.W. Grainger	88		42,862
Xylem	687		57,880
			4,398,735
Commercial & Professional Services - .2%
Cintas	90		35,850
Robert Half International	592		53,369
Waste Management	1,055		167,228
			256,447
Consumer Durables & Apparel - .7%
Lennar, Cl. A	1,020		81,855
NIKE, Cl. B	6,513		774,070
VF	540		27,248
Whirlpool	151		27,820
			910,993
Consumer Services - 1.0%
Booking Holdings	110	[a]	246,792
Carnival	265	[a]	3,678
Darden Restaurants	351		43,875
Expedia Group	89	[a]	11,510
Marriott International, Cl. A	552		94,712
McDonald's	1,258		317,280
MGM Resorts International	1,380		48,259
Norwegian Cruise Line Holdings	265	[a]	4,243
Royal Caribbean Cruises	5,531	[a]	321,185
Starbucks	1,898		148,993
Wynn Resorts	118	[a]	7,800
Yum! Brands	598		72,639
			1,320,966
Diversified Financials - 2.3%
American Express	780		131,680
Ameriprise Financial	372		102,772
Berkshire Hathaway, Cl. B	1,972	[a]	623,113

Description	Shares	Value ($)
Common Stocks - 51.8% (continued)
Diversified Financials - 2.3% (continued)
BlackRock	203	135,823
Capital One Financial	655	83,748
CME Group	3,060	608,420
Discover Financial Services	817	92,721
Intercontinental Exchange	1,716	175,701
Invesco	645	12,474
Moody's	722	217,734
Morgan Stanley	1,938	166,939
S&P Global	475	166,003
State Street	424	30,736
The Charles Schwab	2,041	143,074
The Goldman Sachs Group	388	126,818
		2,817,756
Energy - 2.5%
APA	1,055	49,596
Baker Hughes	1,220	43,896
Chevron	1,832	319,977
ConocoPhillips	1,415	158,989
Coterra Energy	730	25,061
Devon Energy	1,185	88,756
Diamondback Energy	374	56,855
EOG Resources	727	99,570
Exxon Mobil	3,834	368,064
Halliburton	2,335	94,567
Hess	467	57,474
Marathon Oil	2,795	87,847
Marathon Petroleum	1,006	102,401
Occidental Petroleum	1,205	83,519
ONEOK	770	50,704
Phillips 66	738	74,398
Pioneer Natural Resources	4,322	1,201,257
Schlumberger	830	38,147
The Williams Companies	829	30,723
Valero Energy	801	103,810
		3,135,611
Food & Staples Retailing - .9%
Costco Wholesale	1,676	781,385
Sysco	915	77,025
The Kroger Company	1,447	76,648
Walgreens Boots Alliance	327	14,332
Walmart	1,479	190,244
		1,139,634
Food, Beverage & Tobacco - 1.7%
Altria Group	1,869	101,094

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 51.8% (continued)
Food, Beverage & Tobacco - 1.7% (continued)
Archer-Daniels-Midland	955		86,733
Constellation Brands, Cl. A	530		130,099
McCormick & Co.	908		84,190
Mondelez International, Cl. A	2,270		144,281
Monster Beverage	1,390	[a]	123,877
PepsiCo	1,317		220,927
Philip Morris International	1,370		145,562
The Coca-Cola Company	14,140		896,193
The Hershey Company	281		59,491
Tyson Foods, Cl. A	1,080		96,779
			2,089,226
Health Care Equipment & Services - 3.6%
Abbott Laboratories	2,510		294,825
ABIOMED	127	[a]	33,490
Align Technology	192	[a]	53,307
AmerisourceBergen	439		67,953
Anthem	403		205,373
Baxter International	1,100		83,655
Becton Dickinson & Co.	412		105,390
Boston Scientific	16,294	[a]	668,217
Cardinal Health	385		21,683
Centene	330	[a]	26,875
Cerner	1,125		106,706
Cigna	598		160,437
CVS Health	1,580		152,865
DexCom	65	[a]	19,366
Edwards Lifesciences	1,219	[a]	122,936
Humana	260		118,100
Intuitive Surgical	1,131	[a]	257,461
Medtronic	1,814		181,672
ResMed	604		122,890
Stryker	1,093		256,308
UnitedHealth Group	2,810		1,395,952
			4,455,461
Household & Personal Products - .7%
Colgate-Palmolive	1,578		124,362
Kimberly-Clark	548		72,895
The Clorox Company	544		79,076
The Estee Lauder Companies, Cl. A	994		253,122
The Procter & Gamble Company	2,658		393,065
			922,520
Insurance - 1.5%
American International Group	15,920		934,186
Aon, Cl. A	398		109,717

Description	Shares		Value ($)
Common Stocks - 51.8% (continued)
Insurance - 1.5% (continued)
Chubb	569		120,224
Cincinnati Financial	778		99,475
Lincoln National	1,056		61,174
Marsh & McLennan	896		143,315
MetLife	662		44,612
Principal Financial Group	645		47,040
Prudential Financial	251		26,669
The Allstate	624		85,295
The Hartford Financial Services Group	1,050		76,135
The Travelers Companies	529		94,712
			1,842,554
Materials - 1.5%
Air Products & Chemicals	415		102,156
Albemarle	43		11,198
CF Industries Holdings	385		38,026
Corteva	1,154		72,263
Dow	899		61,114
DuPont de Nemours	7,434		504,397
Ecolab	535		87,692
FMC	1,005		123,193
Freeport-McMoRan	2,675		104,539
International Paper	989		47,917
Linde	825		267,861
LyondellBasell Industries, Cl. A	330		37,702
Newmont	1,225		83,116
PPG Industries	599		75,767
The Mosaic Company	575		36,024
The Sherwin-Williams Company	411		110,164
Vulcan Materials	615		101,395
			1,864,524
Media & Entertainment - 3.7%
Activision Blizzard	685		53,348
Alphabet, Cl. A	734	[a]	1,670,026
Alphabet, Cl. C	433	[a]	987,578
Charter Communications, Cl. A	213	[a]	107,976
Comcast, Cl. A	6,037		267,318
Match Group	47	[a]	3,703
Meta Platforms, Cl. A	4,231	[a]	819,291
Netflix	774	[a]	152,819
News Corporation, Cl. A	2,855		49,677
Paramount Global, Cl. B	1,173		40,269
Take-Two Interactive Software	53	[a]	6,600
The Walt Disney Company	3,166	[a]	349,653
Twitter	670	[a]	26,532

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 51.8% (continued)
Media & Entertainment - 3.7% (continued)
Warner Bros Discovery	1,626	[a]	30,000
			4,564,790
Pharmaceuticals Biotechnology & Life Sciences - 4.3%
AbbVie	7,842		1,155,676
Amgen	817		209,757
Biogen	289	[a]	57,800
Bristol-Myers Squibb	2,553		192,624
Danaher	3,216		848,445
Eli Lilly & Co.	1,726		540,997
Gilead Sciences	2,146		139,168
Illumina	155	[a]	37,119
Johnson & Johnson	3,712		666,415
Merck & Co.	2,951		271,581
Mettler-Toledo International	74	[a]	95,173
Moderna	328	[a]	47,668
Organon & Co.	631		23,953
Pfizer	6,943		368,257
Regeneron Pharmaceuticals	82	[a]	54,509
Thermo Fisher Scientific	687		389,921
Vertex Pharmaceuticals	43	[a]	11,552
Viatris	2,110		25,890
Waters	347	[a]	113,799
West Pharmaceutical Services	299		92,804
Zoetis	288		49,228
			5,392,336
Real Estate - 1.3%
American Tower	2,564	[b]	656,717
AvalonBay Communities	374	[b]	77,777
Crown Castle International	840	[b]	159,306
Equinix	158	[b]	108,560
Extra Space Storage	285	[b]	50,787
Federal Realty Investment Trust	173	[b]	19,890
Host Hotels & Resorts	1,125	[b]	22,489
Iron Mountain	770	[b]	41,503
Kimco Realty	3,040	[b]	71,896
Mid-America Apartment Communities	296	[b]	53,576
Prologis	534	[b]	68,074
Regency Centers	795	[b]	54,227
Simon Property Group	430	[b]	49,299
Ventas	1,050	[b]	59,577
Welltower	185	[b]	16,482
Weyerhaeuser	1,680	[b]	66,394
			1,576,554

Description	Shares		Value ($)
Common Stocks - 51.8% (continued)
Retailing - 2.8%
Amazon.com	821	[a]	1,973,840
Bath & Body Works	855		35,072
Dollar General	430		94,746
Dollar Tree	432	[a]	69,263
eBay	1,172		57,041
Genuine Parts	414		56,606
Lowe's	953		186,121
O'Reilly Automotive	361	[a]	230,018
Ross Stores	988		84,000
Target	533		86,282
The Home Depot	1,280		387,520
The TJX Companies	3,919		249,131
			3,509,640
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices	8,952	[a]	911,851
Analog Devices	927		156,107
Applied Materials	1,540		180,627
Broadcom	565		327,773
Enphase Energy	62	[a]	11,544
Intel	4,452		197,758
Lam Research	1,429		743,123
Micron Technology	1,710		126,266
NVIDIA	6,835		1,276,231
Qualcomm	1,473		210,963
Texas Instruments	1,900		335,844
			4,478,087
Software & Services - 6.5%
Accenture, Cl. A	939		280,254
Adobe	994	[a]	413,981
Ansys	217	[a]	56,498
Autodesk	556	[a]	115,509
Automatic Data Processing	1,125		250,807
Cognizant Technology Solutions, Cl. A	1,487		111,079
Fidelity National Information Services	192		20,064
Fiserv	1,275	[a]	127,729
Fortinet	366	[a]	107,655
Global Payments	55		7,207
International Business Machines	392		54,425
Intuit	489		202,671
Jack Henry & Associates	625		117,575
Manhattan Associates	740	[a]	89,488
Mastercard, Cl. A	1,595		570,803
Microsoft	14,512		3,945,377
Oracle	1,962		141,107

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 51.8% (continued)
Software & Services - 6.5% (continued)
Paychex	1,735		214,845
Paycom Software	91	[a]	25,875
PayPal Holdings	5,521	[a]	470,444
Salesforce	1,476	[a]	236,514
ServiceNow	251	[a]	117,335
Visa, Cl. A	2,161		458,499
			8,135,741
Technology Hardware & Equipment - 3.8%
Amphenol, Cl. A	4,801		340,199
Apple	23,896		3,556,681
Cisco Systems	7,172		323,099
Cognex	1,315		63,672
Corning	1,935		69,312
Hewlett Packard Enterprise	3,588		55,973
HP	2,343		91,002
IPG Photonics	540	[a]	56,965
Motorola Solutions	531		116,682
TE Connectivity	400		51,756
			4,725,341
Telecommunication Services - .8%
AT&T	6,258		133,233
Lumen Technologies	1,343		16,438
T-Mobile US	4,224	[a]	563,017
Verizon Communications	4,680		240,037
			952,725
Transportation - .7%
CSX	3,319		105,511
FedEx	479		107,574
Norfolk Southern	365		87,476
Old Dominion Freight Line	420		108,461
Southwest Airlines	2,515	[a]	115,338
Union Pacific	841		184,835
United Parcel Service, Cl. B	777		141,608
			850,803
Utilities - 1.6%
American Electric Power	1,240		126,517
CMS Energy	1,821		129,364
Constellation Energy	544		33,772
DTE Energy	660		87,589
Duke Energy	52		5,851
Eversource Energy	735		67,855
Exelon	830		40,794
NextEra Energy	2,916		220,712
NiSource	3,460		108,817

Description		Shares		Value ($)
Common Stocks - 51.8% (continued)
Utilities - 1.6% (continued)
NRG Energy		1,500		69,060
Pinnacle West Capital		375		29,119
Public Service Enterprise Group		12,460		854,008
Sempra Energy		712		116,668
The AES		2,315		51,023
Xcel Energy		1,635		123,181
				2,064,330
Total Common Stocks (cost $18,731,875)				64,567,797
	1-Day Yield (%)
Investment Companies - 48.2%
Registered Investment Companies - 48.2%
BNY Mellon Dynamic Value Fund, Cl. Y		502,381	[c]	20,617,710
BNY Mellon Income Stock Fund, Cl. M		1,385,845	[c]	12,985,369
BNY Mellon Research Growth Fund, Cl. Y		1,580,309	[a,c]	24,652,816
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	0.80	1,850,142	[c]	1,850,142
Total Investment Companies (cost $45,771,376)				60,106,037
Total Investments (cost $64,503,251)		100.0%		124,673,834
Cash and Receivables (Net)		.0%		13,939
Net Assets		100.0%		124,687,773

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	64,567,797	-	-	64,567,797
Investment Companies	60,106,037	-	-	60,106,037

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board Members (“Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2022, accumulated net unrealized appreciation on investments was $60,170,583, consisting of $60,327,891 gross unrealized appreciation and $157,308 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.